Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Warrant liability, period start	$ 1,447	$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3		1,925
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(1,248)	(478)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Instruments Classified in Shareholders' Equity, Transfers out of Level 3	1
Warrant liability, period end	$ 200	$ 1,447